Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
2. SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents
Cash and cash equivalents include cash on account, demand deposits and short-term investments with maturities of less than three months at acquisition.

Inventories
Production inventories and tooling inventories manufactured
in-house
are valued at the lower of cost determined substantially on a first-in,
first-out
basis, or net realizable value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead.
Investments
The Company accounts for investments in companies over which it has the ability to exercise significant influence, but does not hold a controlling financial interest, under the equity method [“Equity method investments”]. The Company monitors its Equity method investments for indicators of other-than-temporary declines in value on an ongoing basis. If the Company determines that an other-than-temporary decline in value has occurred, it recognizes an impairment loss, which is measured as the difference between the book value and the fair value of the investment. Fair value is generally determined using an income approach based on discounted cash flows. The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, “Fair Value Measurement” and primarily consist of expected investee revenue and costs, estimated production volumes and discount rates.
The Company also has investments in private and publicly traded companies over which it does not have the ability to exercise significant influence. The Company has elected to use the measurement alternative, defined as cost, less impairments, adjusted by observable price changes to measure the private equity investments. The Company values its investments in publicly traded equity securities using the closing price on the measurement date, as reported on the stock exchange on which the securities are traded.
Private equity investments are subject to impairment reviews which considers both qualitative and quantitative factors that may have a significant impact on the investee’s fair value. Upon determining that an impairment may exist, the security’s fair value is calculated using the best information available, which may include cash flow projections or other available market data, and is compared to its carrying value. An impairment is recognized immediately if the carrying value exceeds the fair value.
Long-lived assets
Fixed assets are recorded at historical cost. Depreciation is provided on a straight-line basis over the estimated useful lives of fixed assets at annual rates of
2
1
⁄
2
% to 5% for buildings, 7% to 10% for general purpose equipment and 10% to 33% for special purpose equipment.
Finite-lived intangible assets, which have arisen principally through acquisitions, include customer relationship intangibles, and patents and technology. Amortization of these finite-lived intangible assets is included within Amortization of acquired intangible assets. Amortization of other finite-lived intangible assets, including computer software and other licenses, is included within Depreciation. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives which range from 4 to 15 years.
The Company assesses fixed and finite-lived intangible assets for recoverability whenever indicators of impairment exist. If the carrying value of the asset exceeds the estimated undiscounted cash flows from the use of the asset, then an impairment loss is recognized to write the asset down to fair value. The fair value of fixed and finite-lived intangible assets is generally determined using estimated discounted future cash flows.

Business combinations
The Company accounts for transactions in which it obtains control of a business in accordance with the acquisition method. The purchase price of an acquired business is allocated to its identifiable assets and liabilities based on estimated fair values at the date of the acquisition, and any excess is recorded as goodwill. During the measurement period, which may be up to one year following the acquisition date, the Company may record adjustments to assets acquired and liabilities assumed. Acquisition related costs incurred as a result of the business combination are expensed as incurred.
Goodwill
Goodwill represents the excess of the cost of an acquired enterprise over the fair value of the identifiable assets acquired and liabilities assumed less any subsequent write-downs for impairment. Goodwill is reviewed for impairment in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. The Company elects to directly assess goodwill impairment based on a comparison of the fair value of a reporting unit to the underlying carrying value of the reporting unit’s net assets, including goodwill. When the carrying amount of the reporting unit exceeds its fair value, an impairment is recognized based on that difference. The fair value of a reporting unit is determined using its estimated discounted future cash flows.
Pre-Production
Engineering and Tooling Costs Related to Long-Term Supply Agreements
The Company incurs
pre-production
engineering and tooling costs related to the products produced for its customers under long-term supply agreements. Customer reimbursements for pre-production
engineering and tooling activities that are part of a long-term supply arrangement are accounted for as a reduction of cost.
Pre-production
costs related to long-term supply arrangements with a contractual guarantee for reimbursement and capitalized tooling are included in Other assets.
The Company expenses all
pre-production
engineering costs for which reimbursement is not contractually guaranteed by the customer. All tooling costs related to customer-owned tools for which reimbursement is not contractually guaranteed by the customer or for which the Company does not have a non-cancelable
right to use the tooling are also expensed.
Warranty
The Company has assurance warranties and records product warranty liabilities based on its individual customer agreements. Under most customer agreements, the Company only accounts for existing or probable claims on product default issues when amounts related to such issues are probable and reasonably estimable. However, for certain products, the Company records an estimate of future warranty-related costs based on the terms of the specific customer agreements and/or the Company’s warranty experience. Product liability and recall provisions are established based on the Company’s best estimate of the amounts necessary to settle existing claims which typically take into account: the number of units that may be returned; the cost of the product being replaced; labour to remove and replace the defective part; and the customer’s administrative costs relating to the recall. Judgement is also required as to the ultimate negotiated sharing of the cost between the Company, the customer and, in some cases, a supplier to the Company.
When a decision to recall a product has been made or is probable, where applicable, the Company’s portion of the estimated cost of the recall is recorded as a charge to net income in that period. The Company monitors warranty activity on an ongoing basis and adjusts reserve balances when it is probable that future warranty costs will be different than those previously estimated.
Income taxes
The Company uses the liability method of tax allocation to account for income taxes. Under the liability method of tax allocation, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company assesses whether valuation allowances should be established or maintained against its deferred tax assets based on consideration of all available evidence using a
“more-likely-than-not”
standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax
income and tax planning strategies that could be implemented to realize the deferred tax assets.

No deferred tax liability is recorded for taxes on undistributed earnings and translation adjustments of foreign subsidiaries if these items are considered to be reinvested for the foreseeable future, until it becomes apparent that such earnings will be distributed in the foreseeable future and the Company will incur further tax on remittance.
Recognition of uncertain tax positions is dependent on whether it is more-likely-than-not
that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. A tax position that meets the more-likely-than-not
recognition threshold is measured at the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.
Leases
The Company determines if an arrangement is a lease or contains a lease at inception. Leases with an initial term of 12 months or less are considered short-term and are not recorded on the balance sheet. The Company recognizes operating lease expense for these leases on a straight-line basis over the lease term.
Operating lease
right-of-use
[“ROU”] assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As the rate implicit in the lease is not readily determinable for the Company’s operating leases, an incremental borrowing rate is generally used to determine the present value of future lease payments. The incremental borrowing rate for each lease is based on the Company’s estimated borrowing rate over a similar term to that of the lease payments, adjusted for various factors including collateralization, location and currency.
The Company’s leases for manufacturing facilities are often subject to variable lease-related payments, such as escalation clauses based on consumer price index rates or other similar indices. Variable payments that are based on an index or a rate are included in the recognition of the Company’s ROU assets and lease liabilities using the index or rate at lease commencement. Subsequent changes to these lease payments due to rate or index updates are recorded as lease expense in the period incurred.
The Company’s lease agreements generally exclude
non-lease
components, and do not contain any material residual value guarantees or material restrictive covenants.
Employee future benefit plans
The cost of providing benefits through defined benefit pensions, lump sum termination and long-term service payment arrangements, and post-retirement benefits other than pensions is actuarially determined and recognized in income using the projected benefit method pro-rated
on service and management’s best estimate of expected plan investment performance, salary escalation, retirement ages of employees and, with respect to medical benefits, expected health care costs. Differences arising from plan amendments, changes in assumptions and experience gains and losses that are greater than 10% of the greater of: [i] the accrued benefit obligation at the beginning of the year; and [ii] the fair value [or market related value] of plan assets at the beginning of the year, are recognized in income over the expected average remaining service life of employees. Plan assets are valued at fair value. The cost of providing benefits through defined contribution pension plans is charged to income when contributions become payable.
The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation [“PBO”]. The aggregate of all overfunded plans is recorded in other assets, and the aggregate of all underfunded plans is recorded in long-term employee benefit liabilities. The portion of the amount by which the actuarial present value of benefits included in the PBO exceeds the fair value of plan assets, payable in the next twelve months, is reflected in other accrued liabilities.

Revenue recognition
The Company enters into contracts with its customers to provide production parts or assembled vehicles. Contracts do not commit the customer to a specified quantity of products; however, the Company is generally required to fulfill its customers’ purchasing requirements for the production life of the vehicle. Contracts do not typically become a performance obligation until the Company receives a purchase order and a customer release for a specific number of parts or assembled vehicles at a specified price. While long-term supply agreements generally range from five
to seven years, with some shorter or longer term agreements, contracts may be terminated by customers at any time. Historically, terminations have been infrequent. Contracts may also provide for annual price reductions over the production life of the vehicle, and prices are adjusted on an ongoing basis to reflect changes in product content/cost and other commercial factors.
Revenue is recognized at the point in time when control of the parts produced or assembled vehicles are transferred to the customer according to the terms of the contract. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to in exchange for those products based on purchase orders and ongoing price adjustments, some of which is accounted for as variable consideration. The Company uses the expected value method, taking into account historical data and the status of current negotiations, to estimate the amount to which it expects to be entitled. Significant changes to the Company’s estimates of variable consideration are not expected.
The Company’s complete vehicle assembly contracts with customers are complex and often include promises to transfer multiple products and services, some of which may be implicitly contracted. For these arrangements, each good or service is evaluated to determine whether it represents a distinct performance obligation, and whether it should be characterized as revenue or reimbursement of costs incurred. The total transaction price is then allocated to the distinct performance obligations based on the expected cost plus a margin approach and amounts related to revenue are recognized as discussed above.
The terms of the Company’s complete vehicle assembly contracts with customers differ with respect to the ownership of components related to the assembly process. Under contracts where the Company acts as principal, these contracts are accounted for on a full-cost basis under which purchased components in assembled vehicles are included in our inventory, accounts payable and cost of sales. These costs are reflected in the revenue recognized from the sale of the final assembled vehicle to the customer and are included in accounts receivable. Where a contract provides that the primary components are held on consignment by the Company, the revenue recognized principally reflects a value-added assembly fee.
The Company also performs engineering and tooling activities for its customers that are not part of a long-term production arrangement. Engineering and tooling revenue is recognized at a point in time or over time depending, among other considerations, on whether the Company has an enforceable right to payment plus a reasonable profit, for performance completed to date. Over-time recognition utilizes costs incurred to date relative to total estimated costs at completion, to measure progress toward satisfying performance obligations. Revenue is recognized as control is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services. For the year ended December 31, 2025, total engineering and tooling sales were $710 million [2024 - $1.1 billion].
The Company’s customers pay for products received in accordance with payment terms that are customary in the industry, primarily 30 to 90 days. The Company’s contracts with its customers do not have significant financing components.
Taxes assessed by a governmental authority that are both imposed on, and concurrent with, a specific revenue-producing transaction that are collected by the Company from a customer are excluded from revenue.
Contract Assets and Liabilities
The Company’s contract assets relate to the right to consideration for work completed but not yet billed and are included in Accounts Receivable. Amounts may not exceed their net realizable value. As at December 31, 2025, the Company’s unbilled accounts receivable balance was $977 million [2024 - $913 million]. Contract assets do not include the costs of obtaining or fulfilling a contract with a customer, as these amounts are generally expensed as incurred.
Customer advances are recorded as deferred revenue [a contract liability]. As at December 31, 2025 the contract liability balance was $454 million [2024 - $301 million]. As performance obligations were satisfied during 2025, the Company recognized $195 million [2024 - $228 million] of previously recorded contract liabilities into revenue.

Government assistance
The Company makes periodic applications for financial assistance under available government assistance programs in the various jurisdictions that the Company operates. Grants relating to capital expenditures are reflected as a reduction of the cost of the related assets. Grants relating to current operating expenditures may be deferred and recognized in the consolidated statement of income over the period necessary to match them with the costs that they are intended to compensate and are presented as a reduction of the related expense. The Company also receives tax credits and tax super deductions, the benefits of which are recorded as a reduction of income tax expense. In addition, the Company receives loans which are recorded as liabilities in amounts equal to the cash received. When a government loan is issued to the Company at a below-market rate of interest, the loan is initially recorded at its net present value and accreted to its face value over the period of the loan. The benefit of the below-market rate of interest is accounted for similar to a government grant and is measured as the difference between the initial carrying value of the loan and the cash proceeds received.
Research and development
Costs incurred in connection with research and development activities, to the extent not recoverable from the Company’s customers, are expensed as incurred. For the years ended December 31, 2025 and 2024, research and development costs charged to expense, net of reimbursements, were $792 million and $874 million, respectively.
Restructuring
Restructuring costs generally include employee termination benefits, as well as other costs resulting from restructuring actions. These actions may result in employees receiving voluntary or involuntary termination benefits, which are mainly pursuant to union or other contractual agreements or statutory requirements. Voluntary termination benefits are accrued when an employee accepts the related offer. Involuntary termination benefits are accrued upon the commitment to a termination plan and when liabilities are determined to be probable and estimable. Additional elements of severance and termination benefits associated with nonrecurring benefits may be recognized rateably over each employee’s required future service period. All other restructuring costs are expensed as incurred.
Earnings per Common Share
Basic earnings per Common Share are calculated on net income attributable to Magna International Inc. using the weighted average number of Common Shares outstanding during the year.
Diluted earnings per Common Share are calculated on the weighted average number of Common Shares outstanding, including an adjustment for stock-based compensation awards outstanding using the treasury stock method.